BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Purchase Price Allocation - Iron Protection Group [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Intangible assets:
Finite-lived Intangible Assets Acquired	$ 1,887,000	$ 1,887,000
Goodwill	187,000	187,000
Customer Relationships [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	1,000,000	1,000,000
Marketing-Related Intangible Assets [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	200,000	200,000
Noncompete Agreements [Member]
Intangible assets:
Finite-lived Intangible Assets Acquired	$ 500,000	$ 500,000